Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of gross carrying amount - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of gross carrying amount [Line Items]
Gross carrying amount, Beginning balance	$ 99,643	$ 70,685
Gross carrying amount, Ending balance	142,632	99,643
ECL allowance, Beginning balance	268	1,354
ECL allowance, Ending balance	326	268
New financial assets originated	72,745	69,180
Transfers to stage 1
Transfers to stage 2
Transfers to stage 3
Assets derecognised or matured (excluding write-off)	(24,835)	(35,570)
Changes in measument of financial assets	(4,921)	2,819
New financial assets originated	76	84
Assets derecognized or matured (excluding write-off)	(110)	(1,391)
Changes due to changes in credit risk		221
Changes due to changes un credit risk	92
Write-off
Other adjustments
Other adjustments		(7,471)
Stage 1 [Member]
Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of gross carrying amount [Line Items]
Gross carrying amount, Beginning balance	99,643	70,685
Gross carrying amount, Ending balance	142,632	99,643
ECL allowance, Beginning balance	268	1,354
ECL allowance, Ending balance	326	268
New financial assets originated	72,745	69,180
Transfers to stage 1
Transfers to stage 2
Transfers to stage 3
Assets derecognised or matured (excluding write-off)	(24,835)	(35,570)
Changes in measument of financial assets	(4,921)	2,819
New financial assets originated	76	84
Assets derecognized or matured (excluding write-off)	(110)	(1,391)
Changes due to changes in credit risk		221
Changes due to changes un credit risk	92
Write-off
Other adjustments
Other adjustments		(7,471)
Stage 2 [Member]
Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of gross carrying amount [Line Items]
Gross carrying amount, Beginning balance
Gross carrying amount, Ending balance
ECL allowance, Beginning balance
ECL allowance, Ending balance
New financial assets originated
Transfers to stage 1
Transfers to stage 2
Transfers to stage 3
Assets derecognised or matured (excluding write-off)
Changes in measument of financial assets
New financial assets originated
Assets derecognized or matured (excluding write-off)
Changes due to changes in credit risk
Changes due to changes un credit risk
Write-off
Other adjustments
Other adjustments
Stage 3 [Member]
Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of gross carrying amount [Line Items]
Gross carrying amount, Beginning balance
Gross carrying amount, Ending balance
ECL allowance, Beginning balance
ECL allowance, Ending balance
New financial assets originated
Transfers to stage 1
Transfers to stage 2
Transfers to stage 3
Assets derecognised or matured (excluding write-off)
Changes in measument of financial assets
New financial assets originated
Assets derecognized or matured (excluding write-off)
Changes due to changes in credit risk
Changes due to changes un credit risk
Write-off
Other adjustments
Other adjustments